Statement of Changes in Net Assets Available for Benefits - Mayville Engineering Company, Inc. 401(k) Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 24,205
Interest and dividends	2,387
Total investment income	26,592
Contributions:
Participants	9,326
Company	3,431
Rollovers	6,145
Total contributions	18,902
Total additions	45,494
Deductions:
Benefits paid to participants	27,849
Administrative expenses	172
Total deductions	28,021
Net increase before transfers	17,473
Plan transfers (see Note 4)	10,696
Net increase after transfers	28,169
Net assets available for benefits, Beginning of year	156,073
Net assets available for benefits, End of year	$ 184,242